Average Annual Total Returns		12 Months Ended	14 Months Ended		25 Months Ended		41 Months Ended		47 Months Ended		49 Months Ended		60 Months Ended	68 Months Ended		97 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
S&P Global Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.24%					5.11%	[1]
S&P Global Clean Energy Transition Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(25.79%)					(17.52%)	[1]
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	6.20%	[2]					(2.00%)	[3]			(0.33%)	0.70%	[4]	1.30%	[5]
ICE BofA 1-3 Year A-BBB US Corporate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.50%							1.70%	[3]
ICE BofA 1-5 Year Corporate & Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.91%	5.66%	[2]
ICE BofA 1-3 BB US Cash Pay High Yield Index
Prospectus [Line Items]
Average Annual Return, Percent		6.69%											4.15%			4.33%	[5]
S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.05%											5.73%	5.53%	[4]
Bloomberg Emerging Markets USD Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.58%			7.33%	[6]
J.P. Morgan Hard Currency Credit 50-50 High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.41%			12.66%	[6]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%									14.30%	[7]
Terranova US Quality Momentum Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.59%									12.07%	[7]
Virtus Duff & Phelps Clean Energy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(7.86%)					(11.03%)	[1]
Performance Inception Date							Aug. 03, 2021
Virtus Duff & Phelps Clean Energy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	(8.10%)					(11.21%)	[1]
Virtus Duff & Phelps Clean Energy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	(4.46%)					(8.09%)	[1]
Virtus Newfleet Securitized Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.43%							2.51%	[3]
Performance Inception Date									Feb. 09, 2021
Virtus Newfleet Securitized Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]	5.24%							1.11%	[3]
Virtus Newfleet Securitized Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]	4.36%							1.31%	[3]
Virtus Newfleet Short Duration Core Plus Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.73%	7.26%	[2]
Performance Inception Date			Nov. 15, 2023
Virtus Newfleet Short Duration Core Plus Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]	3.32%	4.87%	[2]
Virtus Newfleet Short Duration Core Plus Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	3.36%	4.52%	[2]
Virtus Newfleet Short Duration High Yield Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.94%											3.87%			3.79%	[5]
Performance Inception Date																Dec. 05, 2016
Virtus Newfleet Short Duration High Yield Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[11]	4.99%											1.42%			1.48%	[5]
Virtus Newfleet Short Duration High Yield Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11]	4.64%											1.87%			1.86%	[5]
Virtus Seix Senior Loan ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.30%											5.44%	5.39%	[4]
Performance Inception Date														Apr. 24, 2019
Virtus Seix Senior Loan ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.79%											2.85%	2.83%	[4]
Virtus Seix Senior Loan ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	4.83%											3.02%	3.00%	[4]
Virtus Stone Harbor Emerging Markets High Yield Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.86%			13.51%	[6]
Performance Inception Date					Dec. 12, 2022
Virtus Stone Harbor Emerging Markets High Yield Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]	9.32%			9.11%	[6]
Virtus Stone Harbor Emerging Markets High Yield Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]	8.15%			8.41%	[6]
Virtus Terranova U.S. Quality Momentum ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.00%									11.61%	[7]
Performance Inception Date											Nov. 17, 2020
Virtus Terranova U.S. Quality Momentum ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]	23.80%									11.37%	[7]
Virtus Terranova U.S. Quality Momentum ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]	14.36%									9.14%	[7]

[1]	The Fund commenced operations on August 3, 2021.
[2]	The Fund commenced operations on November 15, 2023.
[3]	The Fund commenced operations on February 9, 2021.
[4]	The Fund commenced operations on April 24, 2019.
[5]	The Fund commenced operations on December 5, 2016.
[6]	The Fund commenced operations on December 12, 2022.
[7]	The Fund commenced operations on November 17, 2020.
[8]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[9]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[10]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[11]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[12]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[13]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[14]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.